CONDENSED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current liabilities:
Convertible notes payable, net of discounts	$ 45,450	$ 245,345	$ 71,621
Stockholders' equity (deficit):
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Preferred stock, issued shares	2,000,000	0	0
Preferred stock, outstanding shares	2,000,000	0	0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, authorized shares	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, issued shares	185,858,819	82,331,062	21,757,175
Common stock, outstanding shares	185,858,819	82,331,062	21,757,175